Taxes on Income (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Tax rate	26.50%	25.00%	25.00%
Increase in tax rate	1.50%
Accumulated loss carry forwards	$ 1,747
Net change in valuation allowance	(33)	181
Increase (decrease) in deferred taxes	108	18
Increase in deferred taxes, recognized in deferred tax income	108	15
Increase in deferred taxes, recognized in equity	108	3
Taxation of the subsidiaries
Temporary deferred income tax differences	4,944
Unrecognized deferred tax liability associated with temporary differences	1,310
Income Tax Uncertainties [Abstract]
Unrecognized tax benefits that would, if recognized, affect the effective tax rate	341	1,030	1,521
Amount that may be recognized by the end of the year	103
UK Subsidiaries [Member]
Accumulated loss carry forwards	1,303
US Subsidiary [Member]
Accumulated loss carry forwards	$ 444
Domestic Tax Authority [Member] | Earliest Tax Year [Member]
Income Tax Uncertainties [Abstract]
Open tax year	2011
Domestic Tax Authority [Member] | Latest Tax Year [Member]
Income Tax Uncertainties [Abstract]
Open tax year	2013
Foreign Tax Authority [Member] | Earliest Tax Year [Member]
Income Tax Uncertainties [Abstract]
Open tax year	2008
Foreign Tax Authority [Member] | Latest Tax Year [Member]
Income Tax Uncertainties [Abstract]
Open tax year	2013